Operating Lease	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Leases

7. OPERATING LEASE

The Company leases its offices under non-cancelable operating lease agreements. These leases expire through 2031 and are renewable upon negotiation.

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
	US$	US$
Operating lease right-of-use assets	1,370,914	1,902,655

Operating lease liabilities, current	1,012,481	357,525
Operating lease liabilities, non-current	13,495	1,095,245
Total operating lease liabilities	1,025,976	1,452,770

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2023, 2024 and 2025 was US$1,341,466, US$1,210,301 and US$1,359,907, respectively.

The operating lease cost and short-term lease cost for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease cost	1,400,798	1,138,187	1,263,328
Short-term lease cost	703,521	457,956	516,832
Total lease cost	2,104,319	1,596,143	1,780,160

The weighted average remaining lease term as of December 31, 2024 and 2025 was 1.32 years and 4.16 years, respectively. The weighted average discount rate of the operating leases was 4.3% and 4.1% as of December 31, 2024 and 2025, respectively.

Maturities of operating lease liabilities as of December 31, 2025 were as follows:

December 31, 2025
US$
2026	362,213
2027	446,424
2028	272,271
2029	250,700
2030 and thereafter	250,701
Total undiscounted lease payments	1,582,309
Less: imputed interest	(129,539)
Total operating lease liabilities	1,452,770

As of December 31, 2024 and 2025, the Group had US$219,009 and US$127,322 of short-term lease commitments under non-cancellable operating leases, respectively.